Business combinations - Total Consideration Transferred (Details) - USD ($) $ in Thousands	Apr. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets acquired
Excess purchase price (goodwill)		$ 21,529	$ 19,622	$ 23,462	$ 24,821
BTCL and HSBCBB
Business Acquisition [Line Items]
Total consideration transferred	$ 21,778
Assets acquired
Intangible assets	21,443
Other assets	3,345
Total assets acquired	24,788
Liabilities acquired	3,010
Excess purchase price (goodwill)	$ 0